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Portfolio of Investments March 31,2025
NURE
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99.2%
APARTMENTS - 49.0%
70,310 American Homes 4 Rent, Class A $ 2,658,421
55,063 Apartment Investment and Management Co, Class A 484,554
11,713 AvalonBay Communities Inc 2,513,844
20,778 Camden Property Trust 2,541,149
7,021 Centerspace 454,610
35,670 Equity Residential 2,553,259
8,400 Essex Property Trust Inc 2,575,188
97,643 Independence Realty Trust Inc 2,072,961
74,325 Invitation Homes Inc 2,590,226
15,208 Mid-America Apartment Communities Inc 2,548,557
9,364 NexPoint Residential Trust Inc 370,159
57,253 UDR Inc 2,586,118
34,223 Veris Residential Inc 579,053
TOTAL APARTMENTS 24,528,099
DIVERSIFIED - 2.5%
37,295 Elme Communities 648,933
31,088 UMH Properties Inc 581,346
TOTAL DIVERSIFIED 1,230,279
HOTELS - 20.7%
94,534 Apple Hospitality REIT Inc 1,220,434
20,710 Chatham Lodging Trust 147,662
87,951 DiamondRock Hospitality Co 678,982
162,817 Host Hotels & Resorts Inc 2,313,630
87,448 Park Hotels & Resorts Inc 933,945
50,710 Pebblebrook Hotel Trust 513,692
64,268 RLJ Lodging Trust 507,074
25,378 Ryman Hospitality Properties Inc 2,320,564
70,604 Service Properties Trust 184,276
45,934 Summit Hotel Properties Inc 248,503
85,116 Sunstone Hotel Investors Inc 800,941
43,137 Xenia Hotels & Resorts Inc 507,291
TOTAL HOTELS 10,376,994
MANUFACTURED HOMES - 9.8%
36,834 Equity LifeStyle Properties Inc 2,456,828
19,203 Sun Communities Inc 2,470,274
TOTAL MANUFACTURED HOMES 4,927,102
SELF-STORAGE - 17.2%
59,167 CubeSmart 2,527,023
16,487 Extra Space Storage Inc 2,448,155
29,710 National Storage Affiliates Trust 1,170,574
8,107 Public Storage 2,426,344
TOTAL SELF-STORAGE 8,572,096
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $58,616,396) 49,634,570
TOTAL LONG-TERM INVESTMENTS
(Cost $58,616,396) 49,634,570
OTHER ASSETS & LIABILITIES, NET - 0.8% 406,564
NET ASSETS - 100% $ 50,041,134
REIT Real Estate Investment Trust

Portfolio of Investments March 31,2025
(continued)
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Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
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Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks $ 49,634,570 $ – $ – $ 49,634,570
Total $ 49,634,570 $ – $ – $ 49,634,570
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